Schedule of Investments (unaudited) January 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.4%
Southeast Energy Authority A Cooperative District, RB, Series B, 4.00%, 12/01/51(a)	$7,050	$8,065,264

Arizona — 3.5%
Arizona Health Facilities Authority, Refunding RB, Series A, 5.00%, 02/01/30	2,685	2,685,000
Arizona Industrial Development Authority, RB(b) 4.00%, 07/01/29	500	534,893
Series A, 3.55%, 07/15/29	1,300	1,363,218
Series B, 4.25%, 07/01/27	385	407,586
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/35	4,000	4,833,204
Glendale Union High School District No.205, GO
Series C, (BAM), 5.00%, 07/01/24	1,945	2,056,814
Series C, (BAM), 5.00%, 07/01/27	500	527,817
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.75%, 07/01/24(b)	475	501,247
Industrial Development Authority of the City of Phoenix, Refunding RB, Series A, 5.00%, 07/01/25	300	332,701
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/29(b)	300	317,924
Industrial Development Authority of the County of Pima, Refunding RB, 4.13%, 06/15/29(b)	350	354,405
Maricopa County Industrial Development Authority, Refunding RB 4 00%, 07/01/29(b)	295	318,518
Series A, 5.00%, 09/01/32	1,000	1,199,006
Series A, 5.00%, 09/01/33	800	956,350
Series A, 5.00%, 09/01/34	1,000	1,192,171
Phoenix-Mesa Gateway Airport Authority, ARB AMT, 5.00%, 07/01/27	700	711,854
AMT, 5.00%, 07/01/32	1,925	1,955,954

		20,248,662

Arkansas — 0.6%
City of Benton Arkansas, RB, (AGM), 5.00%, 06/01/29	1,055	1,144,618
University of Arkansas, Refunding RB, 5.00%, 03/01/31	2,315	2,579,239

		3,723,857

California — 9.6%
California Community Choice Financing Authority, RB, Series A, 4.00%, 10/01/52(a)	3,590	3,990,719
California Health Facilities Financing Authority, Refunding RB, Series A, 4.00%, 08/15/48	1,390	1,573,490
California Housing Finance Agency, RB, M/F Housing, 3.25%, 08/20/36	2,180	2,327,583
California Municipal Finance Authority, RB Series A, 4.00%, 10/01/29(b)	420	443,682
Series A, 3.00%, 02/01/46	485	471,790
Series A, 4.00%, 02/01/51	375	420,328
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, 5.00%, 05/15/36	3,670	4,511,149
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	870	726,517
County of Santa Barbara California, COP, Series B, AMT, 5.25%, 12/01/33	10,330	12,424,645
CSCDA Community Improvement Authority, RB, M/F Housing(b) 4.00%, 06/01/58	2,230	2,102,292

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued) 4.00%, 12/01/58	$2,505	$2,347,957
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/28(c)	12,500	15,172,529
Riverside County Transportation Commission, Refunding RB 4.00%, 06/01/40	1,400	1,594,918
4.00%, 06/01/47	590	651,607
3.00%, 06/01/49	410	412,076
San Diego County Regional Airport Authority, Refunding ARB
AMT, Subordinate, 5.00%, 07/01/32	1,000	1,232,102
AMT, Subordinate, 5.00%, 07/01/33	1,030	1,265,217
AMT, Subordinate, 5.00%, 07/01/34	1,000	1,224,864
State of California, GO, 5.50%, 04/01/28	15	15,061
Transbay Joint Powers Authority, TA
Series A, 5.00%, 10/01/35	700	866,111
Series A, 5.00%, 10/01/36	800	987,167
Series A, 5.00%, 10/01/37	1,000	1,231,258

		55,993,062

Colorado — 2.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/32	5,000	5,970,560
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 11/09/22(c)	270	278,973
Series A, 5.00%, 08/01/34	1,500	1,828,397
Park Creek Metropolitan District, Refunding RB, Series A, Senior Lien, 5.00%, 12/01/34	500	560,503
Thompson Crossing Metropolitan District No.4, Refunding GO, 3.50%, 12/01/29	515	523,642
University of Northern Colorado, Refunding RB, Series A, (ST HGR ED INTERCEPT PROG), 5.00%, 06/01/24(c)	2,000	2,182,588

		11,344,663

Connecticut — 2.8%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series C-2, AMT, 2.20%, 11/15/34	1,220	1,157,773
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(b)	130	142,227
Connecticut State Health & Educational Facilities Authority, Refunding RB(b)
Series G-1, 5.00%, 07/01/27	100	115,906
Series G-1, 5.00%, 07/01/28	100	118,132
Series G-1, 5.00%, 07/01/29	100	120,162
Series G-1, 5.00%, 07/01/30	100	119,608
Series G-1, 5.00%, 07/01/32	150	178,044
Series G-1, 5.00%, 07/01/34	125	147,143
State of Connecticut Special Tax Revenue, RB, Series A, 5.00%, 05/01/35	1,750	2,163,716
State of Connecticut, GO
Series A, 5.00%, 04/15/30	5,000	6,009,710
Series A, 5.00%, 04/15/31	4,000	4,794,708
Series A, 5.00%, 04/15/34	1,185	1,433,951

		16,501,080

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware — 0.8%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/29	$880	$1,005,963
Series A, 5.00%, 07/01/30	1,030	1,174,309
Series A, 5.00%, 07/01/31	750	853,276
Series A, 5.00%, 07/01/32	375	425,869
Series A, 5.00%, 07/01/33	1,190	1,348,207

		4,807,624

Florida — 7.1%
Capital Projects Finance Authority, RB, Series A-1, 5.00%, 10/01/31	1,500	1,813,577
Capital Region Community Development District, Refunding SAB
Series A-1, 4.13%, 05/01/23	200	202,295
Series A-1, 4.63%, 05/01/28	500	533,932
Capital Trust Agency, Inc., RB
Series A, 4.00%, 06/15/29(b)	605	647,643
Series A, 5.00%, 12/15/29	400	441,584
Charlotte County Industrial Development Authority, RB, AMT, 5.00%, 10/01/29(b)	1,000	1,110,264
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(c)	1,500	1,528,356
County of Miami-Dade Seaport Department, ARB, Series B, AMT, 6.00%, 10/01/23(c)	6,950	7,528,260
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/28	500	434,336
Series A-2, 0.00%, 10/01/29	800	672,787
Escambia County Health Facilities Authority, Refunding RB 5.00%, 08/15/35	3,100	3,662,231
Series A, 5.00%, 08/15/31	1,000	1,191,264
Esplanade Lake Club Community Development District, SAB
Series A-1, 3.63%, 11/01/30	370	377,777
Series A-2, 3.63%, 11/01/30	200	204,204
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(b)	2,255	2,380,775
Florida Development Finance Corp., Refunding RB 5.00%, 06/01/31	450	507,425
5.00%, 06/01/35	225	253,343
Florida Gulf Coast University Financing Corp., Refunding RB 5.00%, 02/01/34	800	974,444
5.00%, 02/01/35	850	1,033,650
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.30%, 05/01/29	960	973,339
Harbor Bay Community Development District, SAB, Series A-1, 3.30%, 05/01/29	600	608,339
Hills Minneola Community Development District, SAB, 3.50%, 05/01/31(b)	1,100	1,136,244
Lakewood Ranch Stewardship District, SAB 3.65%, 05/01/22(b)	145	145,393
4.00%, 05/01/22	350	351,247
3.60%, 05/01/24	350	354,253
4.30%, 05/01/27(b)	520	543,530
3.80%, 05/01/29	670	695,658
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/32	5,020	5,615,834

Security	Par (000)	Value

Florida (continued)
Midtown Miami Community Development District, Refunding SAB, Series A, 4.25%, 05/01/24	$695	$707,665
Osceola Chain Lakes Community Development District, SAB, 3.50%, 05/01/30	350	360,745
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/29	2,005	2,207,092
Sarasota County Health Facilities Authority, RB, 5.00%, 05/15/33	610	685,130
Southern Groves Community Development District No.5, Refunding SAB, 3.25%, 05/01/29	300	303,296
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	142	90,783
Talavera Community Development District, SAB 3.50%, 05/01/25	365	370,108
3.85%, 05/01/30	540	563,918
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	180	186,359

		41,397,080

Georgia — 7.2%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/32	8,315	9,309,973
Cobb County Kennestone Hospital Authority, Refunding RB
5.00%, 04/01/32	1,250	1,475,621
4.00%, 04/01/33	200	232,973
4.00%, 04/01/34	275	318,949
4.00%, 04/01/35	275	317,704
4.00%, 04/01/36	300	345,408
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/36	1,750	1,957,114
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 2.75%, 12/01/35	3,000	3,040,416
Main Street Natural Gas, Inc., RB
Series A, 5.50%, 09/15/28	2,500	3,015,435
Series A, 5.00%, 05/15/33	5,000	5,896,920
Series A, 5.00%, 05/15/34	5,250	6,185,303
Series C, 4.00%, 05/01/52(a)	3,240	3,615,425
Municipal Electric Authority of Georgia, RB
5.00%, 01/01/34	700	816,202
5.00%, 01/01/35	1,225	1,426,740
Municipal Electric Authority of Georgia, Refunding RB
Sub-Series A, 5.00%, 01/01/34.	2,295	2,720,775
Sub-Series A, 5.00%, 01/01/35	925	1,095,489

		41,770,447

Guam — 0.3%
Territory of Guam, Refunding RB, Series F, 5.00%, 01/01/29	1,500	1,773,465

Idaho — 0.4%
Idaho Health Facilities Authority, Refunding RB, 3.00%, 03/01/51	2,355	2,302,634

Illinois — 14.7%
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	1,580	1,861,295
Series C, 5.00%, 12/01/26	4,730	5,412,066
Series D, 5.00%, 12/01/26	4,185	4,788,477
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(d)	420	390,201

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/32	$5,000	$5,322,285
Chicago Midway International Airport, Refunding RB, Series A, 2nd Lien, AMT, 5.50%, 01/01/32	1,500	1,554,771
Chicago O’Hare International Airport, Refunding ARB
Series C, AMT, Senior Lien, 5.25%, 01/01/28	1,350	1,400,599
Series C, AMT, Senior Lien, 5.25%, 01/01/29	3,020	3,131,979
Chicago O’Hare International Airport, Refunding RB
Series B, 5.00%, 01/01/32	3,745	4,128,158
Series A, AMT, Senior Lien, 5.00%, 01/01/23	13,000	13,484,705
Cook County Community College District No. 508, GO, 5.13%, 12/01/38	1,000	1,050,367
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/28	810	928,325
Series A, 5.00%, 02/15/29	400	458,161
Series A, 5.00%, 02/15/30	500	572,244
Series A, 5.00%, 02/15/31	500	570,971
Series A, 5.00%, 02/15/32	500	569,650
Illinois Finance Authority, Refunding RB
5.00%, 03/01/30	550	634,466
5.00%, 03/01/32	920	1,061,067
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/34	9,140	9,456,957
Series A, 4.00%, 01/01/46	1,740	1,967,745
Illinois State Toll Highway Authority, Refunding RB, Series A, 5.00%, 12/01/31	4,220	4,778,922
Metropolitan Pier & Exposition Authority, Refunding RB, 5.00%, 12/15/28	1,200	1,406,531
State of Illinois, GO
5.25%, 07/01/29	5,000	5,261,600
5.00%, 04/01/31	1,000	1,070,298
5.00%, 05/01/31	5,010	5,373,315
5.00%, 11/01/34	5,000	5,623,665
Series A, 5.00%, 03/01/35	2,000	2,389,050
Series D, 5.00%, 11/01/28	350	405,144
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	120	138,598

		85,191,612

Indiana — 0.2%
Indiana Finance Authority, Refunding RB, Series A, 4.13%, 12/01/26	1,270	1,369,416

Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Refunding RB, Series A, AMT, 5.00%, 12/01/26	775	873,338

Kansas — 1.1%
Seward County Unified School District No.480 Liberal, Refunding GO 5.00%, 09/01/22(c)	3,990	4,092,651
5.00%, 09/01/33	2,010	2,059,488

		6,152,139

Kentucky(c) — 0.5%
Louisville/Jefferson County Metropolitan Government, Refunding RB 5.00%, 06/01/22	120	121,733
Series A, 5.00%, 06/01/22	2,750	2,789,721

		2,911,454

Louisiana — 1.8%
City of Bossier City Louisiana Utilities Revenue, Refunding RB, 5.00%, 10/01/24(c)	2,000	2,204,724

Security	Par (000)	Value

Louisiana (continued)
New Orleans Aviation Board, ARB, Series A, 5.00%, 01/01/33	$1,000	$1,100,065
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A-1, 4.00%, 05/01/34	3,000	3,021,012
Terrebonne Levee & Conservation District, RB, 5.00%, 07/01/23(c)	3,660	3,874,582

		10,200,383

Maine — 0.4%
Finance Authority of Maine, Refunding RB
Series A-1, AMT, (AGM), 5.00%, 12/01/28	1,000	1,171,820
Series A-1, AMT, (AGM), 3.00%, 12/01/29	920	945,814

		2,117,634

Maryland — 1.3%
City of Baltimore Maryland, Refunding TA(b)
Series A, Senior Lien, 2.95%, 06/01/27	175	180,390
Series A, Senior Lien, 3.05%, 06/01/28	190	197,198
Series A, Senior Lien, 3.15%, 06/01/29	200	209,124
City of Baltimore Maryland, TA, Series B, 3.38%, 06/01/29(b)	285	288,365
Maryland Economic Development Corp., Refunding RB
Series A, 5.00%, 06/01/29	1,835	2,168,476
Series A, 5.00%, 06/01/30	1,015	1,195,863
Series A, 5.00%, 06/01/31	1,000	1,174,044
Series A, 5.00%, 06/01/32	1,000	1,170,166
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 5.00%, 07/01/22(c)	1,140	1,161,389

		7,745,015

Massachusetts — 1.5%
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/29	2,700	3,124,753
5.00%, 07/01/30	3,125	3,613,910
Series A, 5.00%, 01/01/31	1,730	1,889,345

		8,628,008

Michigan — 2.9%
City of Detroit Michigan, GO 5.00%, 04/01/26	265	298,694
5.00%, 04/01/27	210	241,638
5.00%, 04/01/28	235	275,482
5.00%, 04/01/29	235	274,144
5.00%, 04/01/30	180	209,062
5.00%, 04/01/31	265	306,515
5.00%, 04/01/32	225	259,403
5.00%, 04/01/33	295	338,781
Michigan Finance Authority, Refunding RB, Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	4,000	4,343,116
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.13%, 10/01/36	4,275	4,067,444
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/33	2,415	2,804,508
AMT, 5.00%, 12/31/33	2,000	2,320,916
Michigan Strategic Fund, Refunding RB 5.00%, 11/15/29	440	509,391
5.00%, 11/15/34	490	561,490

		16,810,584

Minnesota — 1.8%
City of Minneapolis Minnesota, RB 4.00%, 06/01/30	150	159,744

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
City of Minneapolis Minnesota, RB (continued) 4.00%, 06/01/31	$50	$52,861
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/33	2,370	2,822,329
Duluth Economic Development Authority, Refunding RB
Series A, 5.00%, 02/15/33	1,000	1,173,427
Series A, 5.00%, 02/15/34	1,185	1,388,001
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 4.75%, 07/01/29(b)	250	270,907
University of Minnesota, RB, Series C, 5.00%, 08/01/23(c)	4,520	4,793,175

		10,660,444

Missouri — 0.6%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	350	343,934
Kansas City Industrial Development Authority, ARB, AMT, 4.00%, 03/01/35	1,480	1,669,442
St. Louis County Industrial Development Authority, Refunding RB 5.00%, 09/01/27	360	409,131
5.00%, 09/01/32	1,015	1,157,700

		3,580,207

Montana — 0.1%
Yellowstone County School District No.2 Billings, GO, 5.00%, 06/15/24(c)	500	546,142

Nebraska — 0.2%
Douglas County Hospital Authority No.3, Refunding
RB, 5.00%, 11/01/30	800	899,379

Nevada — 1.2%
City of Las Vegas Nevada Special Improvement District No.814, SAB 3.50%, 06/01/28	160	168,894
3.25%, 06/01/30	350	358,991
City of Reno Nevada, Refunding RB, Series A-1,
(AGM), 5.00%, 06/01/31	1,000	1,159,834
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 5.00%, 07/01/33	5,000	5,440,580

		7,128,299

New Hampshire(b) — 0.3%
New Hampshire Business Finance Authority, RB, AMT, 2.95%, 04/01/29	1,000	1,050,756
New Hampshire Business Finance Authority, Refunding RB, Series A, AMT, 4.00%, 11/01/27	795	816,731

		1,867,487

New Jersey — 19.5%
New Jersey Economic Development Authority, RB
AMT, 5.13%, 09/15/23	3,210	3,303,668
AMT, 5.50%, 01/01/26	1,500	1,615,697
AMT, 5.50%, 01/01/27	1,000	1,076,831
New Jersey Economic Development Authority,
Refunding ARB
AMT, 5.00%, 10/01/26	2,135	2,472,356
AMT, 5.00%, 10/01/27	1,680	1,987,823

Security	Par (000)	Value

New Jersey (continued)
New Jersey Educational Facilities Authority, RB, 5.00%, 06/15/28	$10,000	$10,849,900
New Jersey Educational Facilities Authority, Refunding RB 5.00%, 07/01/25(c)	1,966	2,211,286
5.00%, 07/01/30	3,034	3,397,045
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	2,130	2,261,174
New Jersey Higher Education Student Assistance Authority, Refunding RB 1st Series, AMT, 5.50%, 12/01/26	540	540,471
Series B, AMT, 5.00%, 12/01/27	1,000	1,179,869
Series B, AMT, 5.00%, 12/01/28	1,000	1,167,913
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/30	2,000	2,269,330
Series AA, 5.25%, 06/15/31	12,000	12,644,244
Series AA, 5.25%, 06/15/32	2,250	2,518,461
Series AA, 5.00%, 06/15/35	3,000	3,508,284
Series C, 5.25%, 06/15/32	10,000	11,043,280
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/30	1,695	1,923,259
Series A, 5.00%, 12/15/33	2,285	2,684,770
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/32	12,000	13,234,752
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/23(c)	6,000	6,224,808
Newark Housing Authority Scholarship Foundation A New Jersey Non, RB, M/F Housing
Series A, 5.00%, 12/01/23	1,230	1,290,762
Series A, 5.00%, 12/01/25	1,345	1,431,523
South Jersey Port Corp., ARB
Series B, AMT, 5.00%, 01/01/29	250	292,051
Series B, AMT, 5.00%, 01/01/30	200	233,331
Series B, AMT, 5.00%, 01/01/31	350	406,823
Series B, AMT, 5.00%, 01/01/32	425	492,514
State of New Jersey, GO, 5.00%, 06/01/28	5,000	5,580,790
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	850	1,008,738
Series A, 5.00%, 06/01/32	11,980	14,149,362
Series A, 5.00%, 06/01/33	220	259,312

		113,260,427

New Mexico — 1.2%
Albuquerque Bernalillo County Water Utility Authority, Refunding RB, 4.00%, 07/01/33.	2,510	2,727,737
Albuquerque Municipal School District No.12, GO, Series 2017, (SAW), 5.00%, 08/01/30	1,250	1,441,263
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/34	170	187,997
New Mexico Hospital Equipment Loan Council, Refunding RB, Series A, 5.00%, 08/01/31	2,500	2,807,825

		7,164,822

New York — 11.7%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.00%, 06/01/22	410	413,887
Series A, 4.50%, 06/01/27	1,710	1,868,650
Series A, 5.00%, 06/01/35	415	456,537

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Build NYC Resource Corp., RB, Series A, 4.88%, 05/01/31(b)	$450	$495,680
Build NYC Resource Corp., Refunding RB, 5.00%, 08/01/35	665	773,490
City of New York, GO, Series A-1, 5.00%, 08/01/47	3,745	4,576,375
Huntington Local Development Corp., RB, Series A, 5.00%, 07/01/36	940	989,606
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	3,145	3,394,348
Sub-Series A-1, 5.00%, 11/15/40	2,355	2,565,422
Monroe County Industrial Development Corp.,
Refunding RB, Series A, 5.00%, 07/01/23(c)	5,695	6,028,613
New York City Industrial Development Agency, Refunding RB (AGM), 4.00%, 03/01/32	1,030	1,192,838
Series-A, Class A, (AGM), 3.00%, 01/01/35	500	524,224
Series-A, Class A, (AGM), 3.00%, 01/01/36	1,000	1,044,457
New York Liberty Development Corp., Refunding RB
Series A, 2.88%, 11/15/46	4,310	4,108,137
Series-A, 3.00%, 11/15/51	990	968,634
New York State Dormitory Authority, Refunding RB 5.00%, 12/01/27(b)	900	1,053,162
5.00%, 12/01/28(b)	1,800	2,104,735
Series A, 5.00%, 05/01/32	3,060	3,404,902
Series A, 5.00%, 07/01/32	9,000	10,060,605
New York State Thruway Authority, Refunding RB, Series A-1, 4.00%, 03/15/44	2,500	2,813,212
New York Transportation Development Corp., RB, AMT, 4.00%, 10/01/30	2,775	3,130,239
Niagara Area Development Corp., Refunding RB, Series B, 3.50%, 11/01/24(b)	1,000	1,028,562
Port Authority of New York & New Jersey, ARB, Consolidated, 221st Series, AMT, 4.00%, 07/15/36	2,650	2,979,697
Port Authority of New York & New Jersey, Refunding ARB
Series 223, AMT, 4.00%, 07/15/36	1,625	1,849,200
Series 223, AMT, 4.00%, 07/15/37	3,250	3,683,693
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.60%, 10/01/44	1,770	1,698,543
Troy Capital Resource Corp., Refunding RB 5.00%, 09/01/32	3,000	3,712,689
Series A, 5.00%, 09/01/33	860	1,062,755

		67,982,892

North Carolina — 0.3%
North Carolina Medical Care Commission, Refunding RB, Series A, 5.00%, 10/01/22(c)	1,500	1,544,087

North Dakota — 0.3%
North Dakota Housing Finance Agency, RB, S/F Housing, Series B, 2.60%, 01/01/43	2,110	2,011,452

Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	1,000	1,118,400
Series A-2, Class 1, 4.00%, 06/01/38	1,000	1,115,009
Series A-2, Class 1, 4.00%, 06/01/39	1,000	1,113,128
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, 5.00%, 12/01/35	850	1,042,600
Montgomery County, Refunding RB, 4.00%, 08/01/51	4,250	4,740,973

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, Refunding RB, 3.25%, 09/01/29	$1,550	$1,599,821
Ohio Housing Finance Agency, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 2.70%, 09/01/46	5,900	5,735,567
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	6,000	6,246,228

		22,711,726

Oklahoma — 1.3%
Oklahoma City Public Property Authority, Refunding RB 5.00%, 10/01/27	1,190	1,350,135
5.00%, 10/01/28	1,265	1,434,280
5.00%, 10/01/29	1,400	1,586,242
Oklahoma Development Finance Authority, RB
Series B, 5.00%, 08/15/29	1,200	1,431,888
Series B, 5.00%, 08/15/33	1,305	1,542,160

		7,344,705

Oregon — 1.8%
Klamath County School District, GO, (GTY), 5.00%, 06/15/23(c)	2,000	2,114,582
Oregon Health & Science University, Refunding RB, Series A, 3.00%, 07/01/51	4,110	4,064,239
State of Oregon, GO, Series H, 5.00%, 05/01/22(c)	2,000	2,022,718
Umatilla County School District No.16R Pendleton, GO, Series A, (GTY), 5.00%, 06/15/24(c)	2,000	2,185,794

		10,387,333

Pennsylvania — 6.4%
Allentown Neighborhood Improvement Zone Development Authority, RB(b) 5.00%, 05/01/22	550	554,675
5.00%, 05/01/23	335	343,584
5.00%, 05/01/28	835	973,735
Bucks County Industrial Development Authority, RB 5.00%, 07/01/35	1,100	1,329,433
5.00%, 07/01/36	1,250	1,503,580
Commonwealth Financing Authority, RB 5.00%, 06/01/33	2,000	2,361,548
5.00%, 06/01/34	3,750	4,425,109
Montgomery County Higher Education and Health Authority, Refunding RB, Class B, 4.00%, 05/01/56(g)	5,390	5,802,335
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/35	1,450	1,770,843
Series A-1, 4.00%, 04/15/36	1,545	1,751,721
AMT, 5.00%, 12/31/28	115	131,391
Pennsylvania Turnpike Commission, RB, Series A, Subordinate, 4.00%, 12/01/43	3,000	3,345,495
Pennsylvania Turnpike Commission, Refunding RB 2nd Series, 5.00%, 12/01/30	2,620	3,098,658
Sub-Series B-2, 5.00%, 06/01/32	5,000	5,847,925
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/30	1,200	1,441,936
Series A, (SAW), 5.00%, 09/01/31	1,000	1,198,596
Series A, (SAW), 5.00%, 09/01/32	1,200	1,434,806

		37,315,370

5

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico — 4.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.50%, 07/01/34	$4,365	$4,697,836
Series A-1, Restructured, 4.75%, 07/01/53	350	382,957
Series A-1, Restructured, 5.00%, 07/01/58	2,209	2,457,777
Series A-2, Restructured, 4.33%, 07/01/40	1,919	2,078,363
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/27	11,890	10,594,442
Series A-1, Restructured, 0.00%, 07/01/29	446	377,309
Series A-1, Restructured, 0.00%, 07/01/31	1,464	1,136,629
Series B-1, Restructured, 0.00%, 07/01/27	2,521	2,238,368
Series B-1, Restructured, 0.00%, 07/01/29	4,466	3,807,770

		27,771,451

Rhode Island — 1.7%
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 04/01/29	1,000	1,096,837
Rhode Island Health and Educational Building Corp., RB, Series C, 5.00%, 05/15/22(c)	2,305	2,335,255
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 09/01/32	2,000	2,120,316
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/27.	1,000	1,167,279
Series A, AMT, 5.00%, 12/01/28	1,000	1,184,235
Rhode Island Student Loan Authority, Refunding RB
Series A, AMT, 5.00%, 12/01/24.	750	827,183
Series A, AMT, 5.00%, 12/01/25	850	959,021

		9,690,126

South Carolina — 2.9%
South Carolina Jobs-Economic Development Authority,
Refunding RB, 4.00%, 11/15/27	625	647,399
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/30	5,500	6,324,868
Series A, 5.00%, 12/01/31	5,660	6,504,308
Series A, 5.00%, 12/01/32	200	229,676
Series A, 5.00%, 12/01/33	800	916,661
Series A, 4.00%, 12/01/34	2,100	2,425,126

		17,048,038

Tennessee — 1.4%
Memphis-Shelby County Industrial Development Board, Refunding TA, Series A, 4.75%, 07/01/27	170	165,245
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/35	4,000	4,548,764
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB 5.00%, 10/01/29	350	405,850
5.00%, 10/01/34	450	531,127
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	2,210	2,714,859

		8,365,845

Texas — 6.6%
City of Grapevine Texas, GO, 5.00%, 02/15/23(c)	5,685	5,930,558
City of Houston Texas Airport System Revenue, Refunding ARB Sub-Series A, AMT, 5.00%, 07/01/31	1,430	1,698,274

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, Refunding ARB (continued) Sub-Series A, AMT, 5.00%, 07/01/32	$1,515	$1,796,495
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, Subordinate Lien, 5.00%, 07/01/22(c)	1,010	1,028,597
Love Field Airport Modernization Corp., ARB, AMT, 5.00%, 11/01/28	1,000	1,027,175
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	1,360	1,429,818
Red River Education Finance Corp., RB, 5.00%, 03/15/23(c)	1,340	1,402,187
San Jacinto River Authority, RB, (AGM), 5.25%, 10/01/25	2,910	2,920,488
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/33	8,485	10,210,730
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	3,450	4,292,083
Via Metropolitan Transit, Refunding RB(c) 5.25%, 08/01/23	4,720	5,022,552
Series A, 5.25%, 08/01/23	1,585	1,686,598

		38,445,555

U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority, Refunding RB, Series A, (AGM), 5.25%, 10/01/24	2,800	2,903,096

Utah — 1.1%
Salt Lake City Corp. Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/33	3,500	4,118,264
Utah Charter School Finance Authority, RB, Series A, 3.63%, 06/15/29(b)	410	415,184
Utah Charter School Finance Authority, Refunding RB, 4.50%, 06/15/27(b)	1,500	1,571,079

		6,104,527

Vermont — 1.0%
University of Vermont and State Agricultural College, Refunding RB, 4.00%, 10/01/30	5,565	5,974,762

Virginia — 0.2%
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/33	495	545,172
Lynchburg Economic Development Authority, Refunding RB 3.00%, 01/01/51	435	406,739
4.00%, 01/01/55	305	336,525

		1,288,436

Washington — 2.2%
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	5,215	6,322,916
Washington State Convention Center Public Facilities District, RB, 4.00%, 07/01/31	1,730	1,935,626
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	1,625	1,709,841
Washington State Housing Finance Commission, Refunding RB(b) 5.00%, 01/01/27	1,560	1,781,848
5.00%, 01/01/28	750	856,028

		12,606,259

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 2.7%
Public Finance Authority, RB 5.00%, 04/01/30(b)	$500	$585,989
5.00%, 06/15/34	430	501,063
Series A, 4.00%, 03/01/30(b)	445	465,749
AMT, 4.00%, 09/30/51	1,520	1,616,485
AMT, 4.00%, 03/31/56	1,595	1,680,948
Public Finance Authority, Refunding RB 4.00%, 09/01/29(b)	140	141,931
4.00%, 12/01/31	700	808,228
Series B, AMT, 5.25%, 07/01/28	4,765	4,843,075
Wisconsin Health & Educational Facilities Authority, RB, 4.00%, 08/15/46	2,720	3,015,411
Wisconsin Health & Educational Facilities Authority, Refunding RB
(AGM), 4.00%, 02/15/35	750	854,397
(AGM), 4.00%, 02/15/36	800	907,301

		15,420,577

Total Municipal Bonds — 135.9% (Cost: $754,325,709)		789,950,865

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 6.9%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/31(i)	8,080	9,051,251
San Diego County Regional Airport Authority, ARB(i)
Series B, AMT, Subordinate, 4.00%, 07/01/56	1,201	1,303,032
Series B, AMT, Subordinate, 5.00%, 07/01/56	2,836	3,338,672
State of California, Refunding GO 5.00%, 10/01/35	12,500	14,274,075
4.00%, 03/01/37(i)	10,775	12,367,116

		40,334,146

Iowa — 1.4%
Iowa Finance Authority, Refunding RB, Series C, 4.13%, 02/15/35	7,500	7,906,295

Massachusetts — 1.5%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/32	7,500	8,929,198

New Jersey — 1.4%
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series BB, AMT, 3.65%, 04/01/28	4,173	4,471,196
Series BB, AMT, 3.70%, 10/01/28	3,233	3,464,899

		7,936,095

New York — 8.9%
City of New York, GO, Sub-Series 1-I, 5.00%, 03/01/32	7,009	7,554,956
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/36	9,444	10,846,560
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/36(i)	5,505	6,359,938
New York State Urban Development Corp., RB, Series A-1, 5.00%, 03/15/32	5,501	5,742,256

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/42	$10,000	$11,220,758
Port Authority of New York & New Jersey, Refunding ARB, 178th Series, AMT, 5.00%, 12/01/32	4,009	4,274,443
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/31(c)	5,010	5,530,263

		51,529,174

Texas — 1.4%
Pflugerville Independent School District, GO, (PSF-GTD), 5.00%, 02/15/39(c)	7,500	8,091,890

Washington — 3.0%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/34	15,000	17,421,220

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.5% (Cost: $135,971,251)		142,148,018

Total Long-Term Investments — 160.4% (Cost: $890,296,960)		932,098,883

	Shares

Short-Term Securities

Money Market Funds — 3.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	21,246,530	21,246,530

Total Short-Term Securities — 3.7% (Cost: $21,248,269)		21,246,530

Total Investments — 164.1% (Cost: $911,545,229)		953,345,413

Other Assets Less Liabilities — 0.1%		798,588

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.8)%		(86,006,585)

VMTP Shares at Liquidation Value — (49.4)%		(287,100,000)

Net Assets Applicable to Common Shares — 100.0%		$581,037,416

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.

(g)	When-issued security.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 15, 2024 to July 1, 2029, is $20,233,036.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

7

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$126,519	$21,120,745	(a)	$—	$1,005	$(1,739)	$21,246,530	21,246,530	$1,018	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	85	03/22/22	$10,877	$233,545
U.S. Long Bond	17	03/22/22	2,644	93,619
5-Year U.S. Treasury Note	77	03/31/22	9,180	92,472

				$419,636

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$789,950,865	$—	$789,950,865
Municipal Bonds Transferred to Tender Option Bond Trusts	—	142,148,018	—	142,148,018

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Municipal Income Fund, Inc. (MUI)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$21,246,530	$—	$—	$21,246,530

	$21,246,530	$932,098,883	$—	$953,345,413

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts.	$419,636	$—	$—	$419,636

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(85,980,544)	$—	$(85,980,544)
VMTP Shares at Liquidation Value	—	(287,100,000)	—	(287,100,000)

	$—	$(373,080,544)	$—	$(373,080,544)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

9